Fair Value of Financial Assets and Liabilities - Changes in Level 3 Financial Assets (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Opening balance		€ 192,951
Closing balance		183,004	€ 192,951
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		2,034	2,456
Effect of changes in accounting policy		5,099
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	34	(273)
Revaluation recognised in other comprehensive income during the period		(70)	(5)
Purchase of assets		1,446	889
Sale of assets		(1,289)	(462)
Maturity/settlement		(530)	(168)
Reclassifications		(9)	7
Transfers into Level 3		62	9
Transfers out of Level 3		(908)	(392)
Exchange rate differences		2	(26)
Changes in the composition of the group and other changes		(1)	(1)
Closing balance		5,868	2,034
Level 3 [member] | Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		1,104	1,223
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	38	(232)
Purchase of assets		24	610
Sale of assets		(54)	(326)
Maturity/settlement		(43)	(141)
Transfers into Level 3		62	9
Transfers out of Level 3		(798)	(37)
Exchange rate differences			(2)
Closing balance		333	1,104
Level 3 [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		85	256
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	33	(45)
Purchase of assets			(9)
Sale of assets		(80)	(92)
Maturity/settlement			(2)
Transfers out of Level 3			(23)
Closing balance		36	85
Level 3 [member] | Financial Assets Mandatorily Measures As At Fair Value Through Profit And Loss [Member]
Disclosure of fair value measurement of assets [line items]
Effect of changes in accounting policy		1,653
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	(18)
Purchase of assets		841
Sale of assets		(1,152)
Maturity/settlement		(46)
Transfers out of Level 3		(109)
Exchange rate differences		2
Closing balance		1,170
Level 3 [member] | Financial assets designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		365	456
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	(12)	4
Purchase of assets		570	226
Sale of assets			(1)
Maturity/settlement			(1)
Reclassifications		(2)
Transfers out of Level 3			(319)
Closing balance		920	365
Level 3 [member] | Available-for-sale of investments [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		480	521
Effect of changes in accounting policy		3,446
Realised gain/loss recognised in the statement of profit or loss during the period1	[1]	(7)
Revaluation recognised in other comprehensive income during the period		(70)	(5)
Purchase of assets		11	62
Sale of assets		(3)	(43)
Maturity/settlement		(440)	(24)
Reclassifications		(7)	7
Transfers out of Level 3		(1)	(13)
Exchange rate differences			(24)
Changes in the composition of the group and other changes		(2)	(1)
Closing balance		€ 3,408	€ 480

[1]	Net gains/losses were recorded in income from trading activities in continuing operations herein as 'Valuation results and net trading income' in the statement of profit or loss. The total amount includes EUR 40 million of unrealised gains and losses recognised in the statement of profit or loss.